Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of Components of Income Tax

The components of income tax are as follows:

	For the years ended December 31
	2021	2020	2019
Current tax expenses	(149,593)	(199,446)	(58,766)
Income tax expense for year	(149,593)	(199,446)	(58,766)

Schedule of differences between income taxes expected at the Bermuda statutory income tax rate of zero percent and the reported income tax expense

The differences between income taxes expected at the Bermuda statutory income tax rate of zero percent and the reported income tax expense are summarized as follows:

	For the years ended December 31
	2021	2020	2019
Bermuda statutory income tax rate	0.00%	0.00%	0.00%
Income subject to tax in other jurisdictions	0.41%	3.41%	0.26%
Effective tax rate	0.41%	3.41%	0.26%